Financial Instruments and Risk Management - Notional Amounts of Outstanding Derivative Instruments (Detail) - Designated as Hedging Instrument [Member]	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 SGD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Notional amount | $	$ 1,393,000,000			$ 1,370,000,000	$ 1,449,000,000
Foreign Exchange Forward Contracts [Member] | R&D and Other Operating Expense [Member]
Derivative [Line Items]
Notional amount		€ 237,000,000
Foreign Exchange Forward Contracts [Member] | Manufacturing Costs [Member]
Derivative [Line Items]
Notional amount		352,000,000	SGD 130,000,000
Currency Collars [Member] | R&D and Other Operating Expense [Member]
Derivative [Line Items]
Notional amount		208,000,000
Currency Collars [Member] | Manufacturing Costs [Member]
Derivative [Line Items]
Notional amount		€ 284,000,000